UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600

                    Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis

3280 Peachtree Rd, Suite 2600

            Atlanta, GA 30305

(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2012

% of Net Assets	Description	Principal	Value
0.00%	CORPORATE BONDS
0.00%	Financial Services
	Lehman Escrow, 07/19/2017	$1,370,000	$—
	Washington Mutual Bank NV, 6.875%, 06/15/2014, Series 11 (a)	1,000,000	—

			—

	Total Corporate Bonds (Cost $977,875)		—

7.23%	TAXABLE MUNICIPAL BONDS
1.01%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA State Aid Withholding, GO, Callable 01/05/2015 @ 100 (b)	30,000	31,284

6.22%	New Jersey
	City of Linden, 5.950%, 04/01/2033, National-RE, GO	5,000	5,356
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue (b)	165,000	187,887

			193,243

0.00%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2020, Revenue (a)	23,569	—

	Total Taxable Municipal Bonds (Cost $231,647)		224,527

		Shares
31.04%	EXCHANGE TRADED/CLOSED-END FUNDS
31.04%	Taxable Fixed Income Closed-End Funds
	BlackRock Credit Allocation Income Trust III, Inc. (b)	24,699	290,460
	Helios Strategic Income Fund, Inc.	11,100	69,042
	iShares Barclays 1-3 Year Credit Bond Fund (b)	1,500	157,920
	NexPoint Credit Strategies Fund (c)	10,400	65,312
	Vanguard Short-Term Bond ETF (b)	1,250	99,650
	Vanguard Short-Term Corporate Bond ETF (b)	2,000	162,860
	Zweig Total Return Fund, Inc.	9,500	118,180

			963,424

	Total Exchange Traded/Closed-End Funds (Cost $940,447)		963,424

		Contracts
3.83%	PURCHASED OPTIONS (d)
	Apple, Inc., 08/18/12, Call @ $615	23	21,045
	Freeport-McMoRan Copper & Gold, Inc.:
	08/18/12, Call @ 34	50	4,700
	08/18/12, Call @ 35	200	10,200
	iShares FTSE China 25 Index Fund, 08/18/12, Call @ 35	360	15,480
	iShares MSCI Brazil Index, 08/18/12, Call @ 54.50	400	22,400
	Market Vectors Gold Miners ETF, 08/18/12, Call @ 43.50	133	12,369
	ProShares UltraShort 20+ Year Treasury, 08/18/12, Call @ 15	540	12,960
	United States Oil:
	08/18/12, Call @ 34	335	12,730
	08/18/12, Call @ 35	355	7,100

	Total Purchased Options (Cost $147,403)		118,984

See accompanying notes to Schedule of Investments.	1

  YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2012

% of Net Assets	Description			Principal	Value
46.05%	SHORT-TERM INVESTMENTS
46.05%	U.S. Government & Agency
	Treasury Bills:
	09/20/2012, 0.135% (c) (e)			$225,000	$224,979
	10/18/2012, 0.108% (b) (e)			310,000	309,941
	03/07/2013, 0.183% (b) (e)			225,000	224,816
	05/02/2013, 0.173% (e)			195,000	194,778
	05/30/2013, 0.178% (c)			160,000	159,796
	06/27/2013, 0.160% (e)			90,000	89,872
	U.S. Treasury Note, 0.250%, 03/31/2014 (b)			225,000	225,141

					1,429,323

	Total Short-Term Investments (Cost $1,429,010)				1,429,323

88.15%	Total Investments (Cost $3,726,382)				2,736,258

11.85%	Net other assets (liabilities)				367,819

100.00%	NET ASSETS				$3,104,077

	At July 31, 2012, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation				$7,054
	Unrealized Depreciation				(997,178)

	Net Unrealized Depreciation				$(990,124)

(22.18%)	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Inflation Indexed Bonds, 0.500%, 04/15/2015			657,565	688,491

	Total U.S. Treasury Securities Sold Short (Proceeds $695,120)				688,491

		Local Currency	Market Value	Settlement Date	Unrealized Gain/(Loss)
	FOREIGN CURRENCY COUNTERPARTY: BANK OF NEW YORK
	TO BUY:
	Brazilian Real	152,628	$74,438	08/03/2012	$(1,761)
	TO SELL:
	British Sterling Pound	187,079	293,310	08/03/2012	404
	Canadian Dollar	282,865	282,041	08/03/2012	(3,850)
	European Euro	424,356	522,149	08/03/2012	12,667
	Japanese Yen	25,650,335	328,335	08/03/2012	(6,499)

					2,722

	Total Foreign Currency Counterparty: Bank of New York				$961

See accompanying notes to Schedule of Investments.	2

  YIELDQUEST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	July 31, 2012

	Contracts	Notional Value	Unrealized Gain/(Loss)
FUTURES CONTRACTS SOLD SHORT
30-Day Federal Funds, expires 06/30/2014	5	$2,078,375	$(1,074)
90 Day Euro$, expires 12/15/2014	28	6,956,600	(769)
90-Day Euro$, expires 06/16/2014	12	2,985,000	(29)
S&P500 E-mini, expires 09/21/2012	15	1,035,188	4,201
U.S. Dollar Index, expires 09/17/2012	8	661,400	(313)

			2,016

Total			$2,016

(a)	Default Resolution
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Non-income producing securities.
(e)	Rate represents effective yield.

AMBAC	Insured by American Municipal Bond Assurance Corp.
ETF	Exchange-Traded Fund
FTSE	Financial Times and London Stock Exchange
GO	General Obligation
MSCI	Morgan Stanley Capital International
S&P	Standard and Poor’s
XLCA	Insured by XL Capital Assurance

See accompanying notes to Schedule of Investments.	3

YIELDQUEST FUNDS
Notes to Schedule of Investments (Unaudited)	July 31, 2012

1. Security Valuation — Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system,established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established bythe Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Fund’s portfolio. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

Fair Value Measurements — As described above, the fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

4

  YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	July 31, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the Fund’s holdings as of July 31, 2012, as categorized under the three tier hierarchy of inputs:

	Total	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Bond Fund
Taxable Municipal Bonds	$224,527	$—	$ 224,527	$—
Exchange Traded/Closed-End Funds*	963,424	963,424	—	—
Short-Term Investments	1,429,323	—	1,429,323	—
Asset Derivatives
Equity Contracts	71,294	71,294	—	—
Interest Rate Contracts	12,960	12,960	—	—
Foreign Exchange Contracts	17,272	4,201	13,071	—
Other Contracts	34,730	34,730	—	—

Total Assets	$2,753,530	$1,086,609	$1,666,921	$—

Securities Sold Short
U.S. Treasury Securities	$(688,491)	$—	$ (688,491)	$—
Liability Derivatives
Interest Rate Contracts	(2,185)	(2,185)	—	—
Foreign Exchange Contracts	(12,110)	—	(12,110)	—

Total Liabilities	$(702,786)	$(2,185)	$ (700,601)	$—

*	See schedule of investments for industry and security type breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended July 31, 2012 there were no transfers between Level 1, Level 2 and Level 3.

New Accounting Pronouncement — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

5

  YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	July 31, 2012

Disclosures about Derivative Instruments and Hedging Activites

The following is a table summarizing the fair value of derivatives as of July 31, 2012 by primary risk exposure:

	Asset Derivative Investments Value
Fund	Total Value at July 31, 2012	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Other Contracts
Total Return Bond Fund	$90,500	$53,244	$50,840	$—	$17,272*	$14,900

	Liability Derivative Investments Value
Fund	Total Value at July 31, 2012	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Other Contracts
Total Return Bond Fund	$14,295	$—	$2,185*	$—	$12,110*	$—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes.

Foreign Currency Contracts — The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Fund. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by the Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The market value segregated for forward currency contracts at July 31, 2012 is $65,312.

Futures Contracts — The Fund is subject to equity, interest, foreign exchange and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Schedule of Investments, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. The market value of securities segregated for futures at July 31, 2012 is $669,425.

Option Contracts — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the

6

  YIELDQUEST FUNDS

Notes to Schedule of Investments (Unaudited)(Continued)	July 31, 2012

premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying assets, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements. There were no written options at July 31, 2012.

Short Sales — The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When making a short sale, the Fund must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The market value of securities segregated for short sales at July 31, 2012 is $1,689,959.

For the period ended July 31, 2012, the Fund’s average volume of derivatives is as follows:

Fund	Purchased Options (Cost)	Forward Currency Contracts - Purchased (Value at Trade Date)	Forward Currency Contracts — Sold (Value at Trade Date)	Futures Long Position (Contracts)	Futures Short Position (Contracts)	Warrants (Cost)
Total Return Bond Fund	$335,568	$723,332	$2,736,085	$—	$383	$—

7

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date 9/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
(principal executive officer)

Date 9/26/12

By (Signature and Title)*	/s/ John Bliss
John Bliss, Treasurer, Chief Financial Officer and Secretary
(principal financial officer)

Date 9/26/12

*	Print the name and title of each signing officer under his or her signature.